Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Summary of Short-term Investments Classifications	Short-term investments classification as of December 31, 2021 and 2020 were shown as below:
	December 31,
	2021	2020
Held-to-maturity debt investments	$1,806,449	135,248

Summary Long-term Investments Held by Company

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2021	2020
Long-term held-to-maturity debt investments	$642,004	$—
Equity method investments	13,831	—
Total long-term investments	$655,835	$—